Other financial and non-financial assets	12 Months Ended
Dec. 31, 2018
Other Financial And Non Financial Assets [Line Items]
Other Financial And Non Financial Assets Explanatory [textblock]

Note 17 Other assets

a) Other financial assets measured at amortized cost

USD million	31.12.18	31.12.17
Prime brokerage receivables[1]		19,573
Debt securities	13,562	9,403
of which: government bills / bonds	8,778	6,632
Loans to financial advisors[2]	3,291	3,199
Fee- and commission-related receivables	1,643	1,826
Finance lease receivables	1,091	1,086
Settlement and clearing accounts	1,050	735
Accrued interest income	694	592
Other	1,233	1,401
Total other financial assets measured at amortized cost	22,563	37,815
1 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information. 2 Related to financial advisors in the US and Canada.

b) Other non-financial assets

USD million	31.12.18	31.12.17
Precious metals and other physical commodities	4,298	4,681
Bail deposit[1]	1,312	1,371
Prepaid expenses	990	1,039
VAT and other tax receivables	334	368
Properties and other non-current assets held for sale	82	98
Other	395	273
Total other non-financial assets	7,410	7,830
1 Refer to item 1 in Note 21b for more information.

UBS AG [Member]
Other Financial And Non Financial Assets [Line Items]
Other Financial And Non Financial Assets Explanatory [textblock]

Note 17 Other assets

a) Other financial assets measured at amortized cost

USD million	31.12.18	31.12.17
Prime brokerage receivables[1]		19,573
Debt securities	13,562	9,403
of which: government bills / bonds	8,778	6,632
Loans to financial advisors[2]	3,291	3,199
Fee- and commission-related receivables	1,644	1,794
Finance lease receivables	1,091	1,086
Settlement and clearing accounts	1,039	734
Accrued interest income	700	593
Other	1,310	1,508
Total other financial assets measured at amortized cost	22,637	37,890
1 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information. 2 Related to financial advisors in the US and Canada.

b) Other non-financial assets

USD million	31.12.18	31.12.17
Precious metals and other physical commodities	4,298	4,681
Bail deposit[1]	1,312	1,371
Prepaid expenses	731	840
VAT and other tax receivables	282	299
Properties and other non-current assets held for sale	82	98
Other	358	258
Total other non-financial assets	7,062	7,548
1 Refer to item 1 in Note 21b for more information.